Document and Entity Information	Jan. 17, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2023
Entity File Number	0-26056
Entity Registrant Name	AUTOSCOPE TECHNOLOGIES CORP
Entity Central Index Key	0000943034
Entity Tax Identification Number	86-3685595
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	1115 Hennepin Avenue
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55403
City Area Code	(612)
Local Phone Number	438-2363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Rights [Member]
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights